LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Successor Revolving Credit Facility (Details)			2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($)	Nov. 09, 2021 USD ($) fiscal_quarter step_down	Dec. 31, 2021 USD ($)	Nov. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of commitment fee step downs | step_down		2
Proceeds from revolving credit facility			$ 40,000,000	$ 19,500,000	$ 72,100,000	$ 83,300,000
Repayments of long-term lines of credit			40,000,000	$ 19,500,000	$ 97,100,000	$ 60,300,000
The Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt term		5 years
Line of credit, maximum borrowing capacity		$ 100,000,000.0
Line of credit accordion feature		$ 143,000,000.0
Line of credit, increase percentage factor		100.00%
Number of step downs | step_down		2
Step down rate		0.25%
Commitment fee percentage		0.50%
Commitment fee step down percent		0.125%
Fronting fee percentage		0.125%
Utilization threshold		40.00%
Leverage ratio		7.50%
Number of quarters able to exercise | fiscal_quarter		2
Consecutive quarters for exercise | fiscal_quarter		4
Period of quarters for exercise under revolving credit facility | fiscal_quarter		5
Debt issuance costs, gross		$ 2,300,000
Proceeds from revolving credit facility		40,000,000.0
Repayments of long-term lines of credit	$ 40,000,000.0
Long-term line of credit			$ 0
The Revolving Credit Facility | Bridge Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		20,000,000.0
The Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		25,000,000.0
Amount of undrawn letters of credit		$ 10,000,000.0
The Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Debt Instrument [Line Items]
Debt interest rate		3.25%
The Revolving Credit Facility | Base Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Debt interest rate		2.25%
The Revolving Credit Facility Due 2026 - Interest Rate Option One | London Interbank Offered Rate (LIBOR) | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate		0.00%
The Revolving Credit Facility Due 2026 - Interest Rate Option Two | London Interbank Offered Rate (LIBOR) | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
The Revolving Credit Facility Due 2026 - Interest Rate Option Two | Fed Funds Effective Rate Overnight Index Swap Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
The Revolving Credit Facility Due 2026 - Interest Rate Option Two | One Month London Interbank Offered Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%